UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Ordinary shares, par value	$ 0.00005
Ordinary shares, shares authorized	2,000,000,000
Class A Ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	1,599,935,000
Ordinary shares, shares issued	853,869,320	710,078,070
Ordinary shares, shares outstanding	853,869,320	710,078,070
Class B Ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	99	99
Ordinary shares, shares outstanding	99	99
Class A preference shares
Preference Shares, Par Value	$ 0.00005	$ 0.00005
Preference Shares, Shares Authorized	65,000	65,000
Preference Shares, Shares Issued	65,000	65,000
Preference Shares, Shares Outstanding	65,000	65,000